REVENUE, OTHER INCOME AND GAINS - Summary of Deferred Revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Contract liabilities (Current)	$ 53,010	$ 0
Contract liabilities (Non Current)	47,962	0
Total	$ 100,972	$ 0